INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 21,095	$ 9,081	$ 10,485
Foreign	(6,557)	1,816	(92,065)
Income (Loss) before Taxes on Income	$ 14,538	$ 10,897	$ (81,580)